Risk Management and Fair Value Measurements (Details Narrative) - USD ($) $ in Thousands		6 Months Ended
	Jan. 19, 2018	Jun. 30, 2019	Jun. 30, 2018
Vessel Impairment Charge			$ 1,543
Interest Rate Cap [Member]
Notional amount	$ 10,000
Interest rate cap percentage	3.50%
Interest rate cap termination date	Jul. 18, 2022